Document and Entity Information	9 Months Ended
Sep. 30, 2025
Document and Entity Information
Document Type	S-4
Entity Registrant Name	ENZON PHARMACEUTICALS, INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0000727510
Amendment Flag	false